Long Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt
9.	Long Term Debt

In December 2007 the Company entered into an $800,000 senior secured credit facility with ABN AMRO Bank N.V. (formerly Fortis Bank Nederland N.V.), Citigroup Global Markets Limited (formerly Citibank), HSH Nordbank AG, Sumitomo Mitsui Banking Corporation, KFW Ipex Bank GmbH and DnB NOR Bank ASA. Subsequently, Bank of Scotland plc joined the syndicate until October 2012, when it transferred its exposure to OCM Starfish Debtco S.àr.l. In February 2013, one member of the syndicate novated part of their commitment to the following funds: FPA Hawkeye-7 Fund, FPA Crescent Fund, FPA Hawkeye Fund and FPA Value Partners Fund.

Amounts borrowed under the credit facility bear interest at U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels), determined at the end of April, May, August and November each year with updated valuations to be obtained for the tests at the end of April and November.

The Leverage Ratio is not permitted to exceed 75%.

Further to an amendment to the credit facility agreed in August 2009, between June 30, 2010 and April 30, 2011, borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis. On this basis, a repayment of $13,816 was made on March 31, 2011.

At April 30, 2011 the Leverage Ratio was less than 75% and greater than 65%. Accordingly, from that date (i) interest margin paid on borrowings was 3.00% (ii) prepayments of borrowings were fixed at $10,000 per quarter, and (iii) the Company was able to make dividend payments to common shareholders. On this basis, further repayments of $10,000 were made on both June 30, 2011 and September 30, 2011.

Due to the downturn after April 2011 in charter free market values of containerships, on November 30, 2011 the Company obtained a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Accordingly from November 30, 2011 (i) the interest margin on borrowings reverted to 3.50% (ii) prepayments of borrowings were made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis, and (iii) the Company was unable to make dividend payments to common shareholders. Repayments were made of $15,341 on December 30, 2011, $11,788 on March 30, 2012, $12,068 on June 29, 2012 and $23,000 on September 28, 2012.

As the Company anticipated, due to continuing poor industry conditions, that the Leverage Ratio as at November 30, 2012 would, if tested, exceed 75%, it agreed with its lenders on November 13, 2012, a further waiver for two years of the requirement to perform the Leverage Ratio test. Accordingly, the next scheduled test will be as at December 1, 2014. In the waiver period, the fixed interest margin to be paid over LIBOR is 3.75%, prepayments are based on cash flow, as in the previous waiver, and dividends on common shares cannot be paid. As a result of the new waiver, debt cannot be accelerated for the Leverage Ratio during the waiver period and debt estimated to be payable after one year is classified as non-current in the consolidated balance sheet. It was also agreed that all secured vessels will be included in the Leverage Ratio test, whether they are subject to a charter or not. Under the terms of the new waiver, a repayment of the credit facility was made of $11,080 on December 31, 2012.

The final maturity date of the credit facility is August 14, 2016 at which point any remaining outstanding balance must be repaid.

The credit facility is secured by, inter alia, first priority mortgages on each of the Company’s 17 vessels, a pledge of shares of the vessel owning subsidiaries as well as assignments of earnings and insurances. The financial covenants in the credit facility are: a) a minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility).

Long term debt is summarized as follows:

	December 31, 2012	December 31, 2011
Credit facility, at Libor USD + 2.50% to 3.75%	$425,676	$483,612
Less current instalments of long-term debt	(50,572)	(46,000)

	$375,104	$437,612

Based on (i) management’s reasonable estimate of cash flows from January 1, 2013 and (ii) the waiver of the requirement to test the Leverage Ratio until December 1, 2014 at which point it is assumed to be less than 75% meaning that the Company will be able to comply with the leverage ratio covenant at its next measurement date, the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2012
2013	$50,572
2014	52,441
2015	40,000
2016	282,663

$425,676

The amount of excess cash generated may vary significantly from management’s estimates and consequently the repayment profile of outstanding debt may be significantly different from that presented.